SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

On March 31, 2025, the Group granted a tranche of underlying shares to employees, directors and consultants pursuant to the outstanding share awards granted under the 2024 Plan amounted to 3,337,678 Class A ordinary shares. The total grant date fair value was nearly US$2.7 million and the Company estimates the amortize share based compensation will increase the operating expense in the future periods.

On March 31, 2025, the Group has fully paid nearly RMB 9.9 million in exchange for 4.9475% of the total shares of Juding Innovation (Beijing) Technology Co., Ltd. (“Juding Beijing”), to explore ecological expansion and business cooperation. The investment in Juding Beijing will be classified as equity securities without readily determinable fair values.

The Group has evaluated other subsequent events through the date of issuance of the consolidated financial statements, the Group did not identify any other subsequent events with material financial impact on the Group’s consolidated financial statements.